INCOME TAX - Reconciliation between the tax rate applied and relevant tax rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Income before taxes	$ (8,620,431)	$ (2,837,061)	$ 12,268,101
Tax rate	34.00%	28.00%	30.00%
Income for the year at tax rate	$ 2,967,601	$ 780,253	$ (3,680,430)
Contribution SGR	(187,991)	(562,465)	(955,901)
Tax inflation adjustment	(2,187,304)	218,198	(42,460)
Income tax return FY 2019	34,862	51,612	(50,359)
Effect of tax rate change on deferred tax	1,712,213	1,483,722	(1,675,998)
Non-deductible results	9,807	134,427	1,019,271
Income tax	$ 3,586,014	$ (545,241)	$ (1,974,983)